Nature of Operations and Summary of Significant Accounting Policies - Summary of Fair Values of Assets Acquired Net of Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 16, 2020	Dec. 31, 2019	Apr. 23, 2018
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Cash			$ 2,179		$ 39
Accounts Receivable			378		1
Inventory			260		28
Other current assets			1,235		24
Property & equipment			8,520		1,126
Other assets			199		4
Current liabilities					(330)
Net tangible and identifiable intangible assets acquired			117,345		892
Goodwill	$ 123,367	$ 119,542	$ 119,542	$ 398	397
Net assets acquired					$ 1,289